UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               --------------------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------------------------------

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: North Sound Capital LLC

Address: 20 Horseneck Lane
         Greenwich, CT  06830

Form 13F File Number: 028-10178
                      ---------------------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
                                                          ---------------------

Name: Andrew David

Title: General Counsel

Phone: 203-340-5700

Signature, Place, and Date of Signing:

 /s/ Andrew David         Greenwich, Connecticut                May 14, 2008
------------------        ----------------------              -----------------
   Andrew David               City, State                            Date

Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                            FORM 13F-HR SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F-HR Information Table Entry Total: 22 Items

Form 13F-HR Information Table Value Total: $335,967.76 (thousands)

List of Other Included Managers: Not Applicable

                                                                    M.V.   SHARE OR PRN SH/PRN  Investment Other    Voting
DESCRIPTION                      Id Cusip  TITLE OF CLASS         (*1000)    Quantity  PUT/CALL Discretion Managers Authority
-----------                      --------  --------------       ----------  ------------ ------ ---------- -------- ------------
American Tower Corp	         029912201   CL A	            45,484     1160000   sh	DEFINED	  N/A	    SHARED
Arcadia Resources Inc	         039209101   COM	             8,080     9395147	 Sh	DEFINED   N/A	    SHARED
Bear Stearns Cos Inc/The	 073902108   COM	             2,098	200000	 Sh	DEFINED	  N/A	    SHARED
Bear Stearns Cos Inc/The	 073902108   COM	             3,945	  2000	 put	DEFINED	  N/A	    SHARED
eBay Inc	                 278642103   COM	             5,968	200000	 Sh	DEFINED	  N/A	    SHARED
Electronic Arts Inc	         285512109   COM	            14,976	300000	 Sh	DEFINED	  N/A	    SHARED
Forest Laboratories Inc	         345838106   COM	            40,010     1000000	 Sh	DEFINED	  N/A	    SHARED
Forest Laboratories Inc	         345838106   COM	               588	  5000	 call	DEFINED	  N/A	    SHARED
Franklin Resources	         354613101   COM	            20,368	210000	 Sh	DEFINED	  N/A	    SHARED
MASTERCARD INC-CLASS A	         57636Q104   CL A	            23,302	104500	 Sh	DEFINED	  N/A	    SHARED
NATIONAL COAL CORP	         632381208   COM NEW	             7,212     1376402	 Sh	DEFINED	  N/A	    SHARED
NBTY Inc	                 628782104   COM	             3,894	130000	 Sh	DEFINED	  N/A	    SHARED
NETEASE.COM INC -ADR	         64110W102   SPONSORED ADR	     9,605	500000	 Sh	DEFINED	  N/A	    SHARED
NEW ORIENTAL EDUCATIO-SP ADR	 647581107   SPON ADR	            12,972	200000	 Sh	DEFINED	  N/A	    SHARED
POSCO	                         693483109   SPONSORED ADR	    10,708	 90000	 Sh	DEFINED	  N/A	    SHARED
Qualcomm Inc	                 747525103   COM	            46,125     1125000	 Sh	DEFINED	  N/A	    SHARED
Qualcomm Inc	                 747525103   COM	               820	 10000	 put	DEFINED	  N/A	    SHARED
SBA Communications Corp	         78388J106   COM	            34,006     1140000	 Sh	DEFINED	  N/A	    SHARED
Transmeridian Exploration Inc 	 89376N108   COM	             3,275     3680000	 Sh	DEFINED	  N/A	    SHARED
Union Pacific Corp	         907818108   COM	            28,837	230000	 Sh	DEFINED	  N/A	    SHARED
Wal-Mart Stores Inc	         931142103   COM	             5,268	100000	 Sh	DEFINED	  N/A	    SHARED
ZALE CORP	                 988858106   COM	             8,427	426449	 Sh	DEFINED	  N/A	    SHARED
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